VALUE OF CHARTER PARTY CONTRACTS - Movement in Favorable Charter Party Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) In Favorable Charter Party Contracts [Roll Forward]
Opening balance	$ 16,221	$ 34,953	$ 53,686
Amortization charge	(12,148)	(18,732)	(18,733)
Total	4,073	16,221	34,953
Less: current portion	(4,073)	(12,148)	(18,732)
Non-current portion	$ 0	$ 4,073	$ 16,221